Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Schedule of Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 676	$ 829
Less: accumulated depreciation	(647)	(812)
Property and equipment, net	29	17
Electronic equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property and equipment, gross	460	581
Office equipment and furniture [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property and equipment, gross	25	63
Leasehold improvement [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 191	$ 185